INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure Abstract
INCOME TAX EXPENSE

NOTE 31: INCOME TAX (EXPENSE) / BENEFIT

The allocation of income / (loss) before income tax between domestic and foreign is as follows:

	2014	2015	2016
	(EUR in millions)

Income / (loss) before income tax domestic	(2,672)	(3,191)	(345)
Income / (loss) before income tax foreign	67	(27)	87
	(2,605)	(3,218)	(258)

The significant components of the income tax/(expense) for the years ended December 31, 2014, 2015 and 2016 are as follows:

	2014	2015	2016
	(EUR in millions)
Income tax (expense) / credit:
Current tax expense domestic	11	(62)	(16)
Current tax expense foreign	(9)	(11)	(7)
Deferred tax (expense)/benefit domestic	(62)	34	46
Deferred tax (expense)/benefit foreign	(1)	-	(1)
Total income tax (expense) / credit	(61)	(39)	22

The differences between the nominal statutory income tax and the effective income tax are summarized as follows:

	2014	2015	2016
	(EUR in millions)
Income tax calculated based on statutory income tax rate of 29% (2014: 26%, 2015: 29%)	(677)	(933)	(74)
Adjustments relating to income taxes from prior years	-	(9)	(285)
Effect of tax exempt income	(165)	(168)	(89)
Effect of different tax rates in other countries	(14)	6	(11)
Non deductible expenses	37	133	23
Effect of change in income tax rate	-	(697)	-
Valuation allowance for deferred tax assets	918	1,080	416
Non-offsettable income taxes with current year income taxes	2	18	(2)
Effect from offsetting of prior year carry forward tax losses	-	598	-
Income tax audit settlement	-	27	-
Other	(40)	(16)	-
Income tax expense / (benefit)	61	39	(22)

The significant components of deferred income tax assets and liabilities at December 31 comprised:

	2015	2016

	(EUR in millions)
Deferred Tax Assets:
Allowance for loan losses	2,956	3,094
Mark to market valuation of securities and derivatives	519	511
Pension and other post retirement benefits	104	107
Insurance reserves	55	74
Revaluation of land and buildings	163	162
Intangibles recognized upon acquisition and other assets	1	1
Tax loss carried forward	794	1,690
Other	317	267
PSI tax losses	2,385	2,294
Gross deferred tax assets	7,294	8,200
Deferred tax assets / liabilities for netting	(43)	(32)
Net deferred tax assets	7,251	8,168
Valuation allowance for deferred tax assets	(7,057)	(7,980)
Net deferred tax assets after valuation allowance	194	188

Deferred Tax Liabilities:
Allowance for loan losses	(10)	(7)
Mark to market valuation of securities and derivatives	(10)	(1)
Insurance reserves	-	(1)
Revaluation of land and buildings	(6)	(6)
Intangibles recognized upon acquisition and other assets	(13)	(10)
Tax free reserves	(18)	(18)
Other	(8)	(6)
Gross deferred tax liabilities	(65)	(49)
Deferred tax liabilities / assets for netting	43	32
Net deferred tax liabilities	(22)	(17)

Reconciliation of the movement of valuation allowance for deferred tax assets:	2015	2016

	(EUR in millions)
Opening balance	5,977	7,057
Charge for the period from continuing operations	1,080	416
Charge for the period from discontinued operations	-	507
Closing balance	7,057	7,980

Realization of deferred tax assets is dependent on generating sufficient taxable income. Although realization is not assured, the Group believes that the realization of the net deferred tax assets after valuation allowance of EUR 194 million and EUR 188 million, at December 31, 2015 and 2016 respectively, is more likely than not based upon all available positive and negative evidence in Greece and the other countries where the Group operates.

A significant piece of objective negative evidence evaluated was the cumulative loss incurred over the years ended December 31, 2015 and 2016 in the Bank. Such objective evidence limits the ability to consider other subjective evidence in taxable entities where there is a cumulative loss.

Each year Management assesses whether the recognition of the deferred tax asset is appropriate to the extent that future taxable profit will be available to absorb these tax losses and other deductible temporary differences.

The Group as at December 31, 2016 has a deferred tax asset before valuation allowance of EUR 1,690 million on the tax losses carry-forward of EUR 5,879 million which expire as follows:

(EUR in
Year	millions)
2017	430
2018	156
2019	2,151
2020	1,009
2021	2,133
Total	5,879

The applicable Greek statutory corporation income tax rate was 26% for 2014 and 29% for 2015 and 2016. Profit distributions approved from January 1, 2014 onwards are subject to withholding tax of 10%.

On July 16, 2015, following Law 4334/2015, relating to immediate prerequisites for negotiation and agreement with European Stability Mechanism (ESM), the corporation tax rate was increased to 29%. The increase was effective from January 1, 2015 onwards.

Following Law 4387/2016, the withholding tax on dividends distributed from January 1, 2017 onwards, is increased from 10% to 15%.

Based on the above, the Group examined the timing of the reversal of the temporary differences for all Greek entities and adjusted the deferred tax asset/liability amounts accordingly in order to reflect the increase in the nominal tax rates. The total effect, for the years ended December 31, 2014, 2015 and 2016, was NIL, EUR 697 million and NIL respectively which was offset by an equivalent amount of valuation allowance resulting in a total net effect of NIL for the years 2014, 2015 and 2016.

The reconciliation of the movement of the Group's unrecognized tax benefits is presented in the following table. If recognized, these benefits would affect the Group's effective tax rate.

Reconciliation of the Change in Unrecognized Tax Benefits
	2014	2015	2016

	(EUR in millions)
Balance, at beginning of year	3	3	3
Reductions related to positions taken during prior years	-	9	-
Settlements	-	(9)	-
Balance, at end of year	3	3	3

The Group companies file income tax returns in the jurisdictions in which they conduct business. We do not expect the total amounts of unrecognized tax benefits to significantly change within 12 months of the reporting date.

Tax authorities have not yet audited all subsidiaries for certain financial years and accordingly their tax obligations for those years may not be considered final. Additional taxes and penalties may be imposed as a result of such tax audits; although the amount cannot be determined, it is not expected to have a material effect on the consolidated or separate Statement of Financial Position of the Group and the Bank. Tax audit for the years 2009 and 2010 was finalized by the Greek Tax Authorities on February 4, 2015. According to the tax assessment notice received on March 11, 2015, an additional tax of EUR 36 million was levied to the Bank. The Bank has appealed the decision. The tax audit certificates for the years 2011, 2012, 2013, 2014 and 2015 were unqualified and issued by the independent auditor, Deloitte Certified Public Accountants S.A., on July 27, 2012, September 27, 2013, July 10, 2014, October 30, 2015 and September 30, 2016, respectively in accordance with article 82 of Law 2238/1994 and article 65A of Law 4174/2013 while 2016 is currently being audited. Based on Ministerial Decision 1006/05.01.2016 there is no exception from tax audit by the tax authorities to those entities that have been tax audited by the independent auditor and its tax audit certificate was unqualified. Therefore, the tax authorities may re-audit the tax books of the Bank for previous years 2011, 2012, 2013, 2014 and 2015, for which a tax audit certificate has been issued by the independent auditor.

The open tax years of the major companies of the Group at December 31, 2016, are as follows:

Company	Open tax years
National Bank of Greece S.A.	2011-2016
NBG London Branch (United Kingdom)	2015-2016
United Bulgarian Bank A.D.-Sofia (Bulgaria)	2014-2016
Vojvodjanska Banka A.D. Novi Sad (Serbia)	2010-2016
Banca Romaneasca S.A. (Romania)	2011-2016
National Securities S.A. (Greece)	2009-2016
NBG Asset Management Mutual Funds S.A. (Greece)	2009-2016
Ethniki Leasing S.A. (Greece)	2010-2016
Ethniki Hellenic General Insurance S.A. (Greece)	2010-2016